SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Potential shares of common stock excluded from diluted net (loss) income per share (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Purchase an aggregate shares	14,115,358		14,115,358
New Dragonfly
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Purchase an aggregate shares	3,100,524	0	0	0
Options | New Dragonfly
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Purchase an aggregate shares	3,100,524	0